Document And Entity Information	Sep. 17, 2026
Document Information Line Items
Entity Central Index Key	0001998387
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	5C Lending Partners Corp.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56665
Entity Tax Identification Number	93-4039151
Entity Address, Address Line One	330 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	516-3171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common stock, par value $0.001 per share
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false